Notes Related to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Schedule of Other Intangibles Assets

(amounts in thousands of euros)	Other intangible assets	Intangible assets in progress	TOTAL
GROSS VALUE
As of As of December 31, 2017	234	—	234
Increase	3	—	3
Decrease	—	—	—
FX rate impact	—	—	—
Reclassification	1,596	—	1,596
As of As of December 31, 2018	1,833	—	1,833
Increase	16	—	16
Decrease	—	—	—
FX rate impact	—	—	—
Reclassification	27	—	27
As of As of December 31, 2019	1,876	—	1,876
Increase	—	2	2
Decrease	—	—	—
FX rate impact	(1)	—	(1)
Reclassification	—	—	—
As of As of December 31, 2020	1,875	2	1,877

ACCUMULATED AMORTIZATION AND DEPRECIATION
As of As of December 31, 2017	(181)	—	(181)
Increase	(39)	—	(39)
Decrease	—	—	—
FX rate impact	—	—	—
As of As of December 31, 2018	(220)	—	(220)
Increase	(1,053)	—	(1,053)
Decrease	—	—	—
FX rate impact	—	—	—
As of As of December 31, 2019	(1,273)	—	(1,273)
Increase	(16)	—	(16)
Decrease	—	—	—
FX rate impact	1	—	1
As of As of December 31, 2020	(1,288)	—	(1,288)

NET VALUE
As of December 31, 2017	53	—	53
As of December 31, 2018	1,613	—	1,613
As of December 31, 2019	603	—	603
As of December 31, 2020	587	2	589

Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31, 2017	1,855	2,094	669	1,730	6,348
Increase	152	490	155	13,425	14,222
Decrease	—	—	—	—	—
FX rate impact	—	—	—	—	—
Reclassification	—	—	—	(1,596)	(1,596)
As of December 31, 2018	2,007	2,584	824	13,559	18,974
Increase	9,489	1,557	387	630	12,063
Decrease	(437)	(106)	(112)	(21)	(676)
FX rate impact	(63)	(8)	2	268	199
Reclassification	11,389	779	70	(13,357)	(1,119)
As of December 31, 2019	22,385	4,806	1,171	1,079	29,441
Increase	30	301	37	78	446
Decrease	(83)	(69)	0	(26)	(178)
FX rate impact	(1,644)	(247)	(36)	(13)	(1,940)
Reclassification	13	996	32	(1,041)	0
As of December 31, 2020	20,701	5,787	1,204	77	27,769

ACCUMULATED DEPRECIATION
As of December 31, 2017	(1,116)	(1,571)	(255)	—	(2,942)
Increase	(355)	(248)	(155)	—	(758)
Decrease	—	—	—	—	—
FX rate impact	—	—	—	—	—
Reclassification	—	(5)	5	—	—
As of December 31, 2018	(1,471)	(1,824)	(405)	—	(3,700)
Increase	(1,148)	(469)	(180)	—	(1,797)
Decrease	437	85	112	—	634
FX rate impact	—	—	(3)	—	(3)
Reclassification	61	988	7	—	1,056
As of December 31, 2019	(2,121)	(1,220)	(469)	—	(3,810)
Increase	(2,232)	(993)	(232)	—	(3,457)
Decrease	8	69	—	—	77
FX rate impact	218	52	13	—	283
Reclassification	—	—	—	—	—
As of December 31, 2020	(4,127)	(2,092)	(688)	—	(6,907)

NET VALUE
As of December 31, 2017	739	523	414	1,730	3,406
As of December 31, 2018	536	760	419	13,559	15,274
As of December 31, 2019	20,265	3,586	702	1,079	25,632
As of December 31, 2020	16,574	3,695	516	77	20,862

Schedule of Right of use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,444
Increase	4,088	—	33	—	4,121
Decrease	(355)	(20)	—	—	(375)
FX rate impact	107	—	—	—	107
Reclassification	—	974	—	118	1,092
As of December 31, 2019	11,237	954	80	118	12,389
Increase	92	—	7	—	99
Decrease	—	—	(14)	—	(14)
FX rate impact	(483)	—	—	—	(483)
Reclassification		—	—	—	—
At December 31, 2020	10,846	954	73	118	11,991

ACCUMULATED DEPRECIATION
As of December 31, 2018	—	—	—	—	—
Increase	(1,304)	—	(23)	(39)	(1,366)
Decrease	16	20	—	—	36
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)
As of December 31, 2019	(1,285)	(954)	(23)	(118)	(2,380)
Increase	(1,489)	—	(29)	—	(1,518)
Decrease	—	—	10	—	10
FX rate impact	125	—	—	—	125
Reclassification	—	—	—	—	—
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)

NET VALUE
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	9,952	—	57	—	10,009
As of December 31, 2020	8,197	—	31	—	8,228

Schedule of Other financial assets

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Deposits related to leased premises	446	475	454
Advance payments to suppliers	510	226	620
Other	90	17	17
Total other non-current financial assets	1,046	718	1,091
Deposits related to leased premises	—	—	—
Advance payments to suppliers	—	28	51
Other	—	13	8
Total other current financial assets	—	41	59

Schedule of Inventories

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Raw materials	1,396	358	—
Total inventory	1,396	358	—

Schedule of Trade and Other Receivables

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Trade and other receivables	30	36	4
Total trade and other receivables	30	36	4
Research Tax Credit	7,701	3,917	3,432
Other receivables (including tax and social receivables)	1,949	1,870	898
Prepaid expenses	4,461	2,188	793
Total other current assets	14,111	7,975	5,123

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Current account	118,371	68,066	34,348
Term deposits	16,000	5,107	10,098
Total cash and cash equivalents as reported in statement of financial position	134,371	73,173	44,446
Bank overdrafts	—	—	—
Total cash and cash equivalents as reported in statement of cash flow	134,371	73,173	44,446

Summary of Common Shares

Number of shares
As of December 31, 2017	17,937,559
Free shares acquired	2,476
As of December 31, 2018	17,940,035
As of December 31, 2019	17,940,035
Conversion of convertible notes ("OCA")	2,094,704
Exercise of warrants	16,080
Free shares acquired	6,743
As of December 31, 2020	20,057,562

Summary of Details of Provisions

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Provision for retirement indemnities	347	506	652
Provisions - non-current portion	347	506	652
Other provisions	—	71	—
Provisions - current portion	—	71	—
The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2017	214
Service costs	75
Financial costs	3
Actuarial gains and losses	55
As of December 31, 2018	347
Service costs	115
Financial costs	6
Actuarial gains and losses	38
As of December 31, 2019	506
Service costs	123
Financial costs	4
Actuarial gains and losses	19
As of December 31, 2020	652

Estimate of the Retirement Commitments
As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2018	12/31/2019	12/31/2020
Discount rate	1.57%	0.77%	0.34%
Wage increase	2.00%	2.00%	2.00%
Social welfare contribution rate - non executive employees	44.00%	36.00%	39.00%
- executive employees	54.00%	50.00%	51.00%
- executive management	55.00%	52.00%	49.00%
Expected staff turnover - non executive and executive employees	Medium - High	High	High
- executive management	Low	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2018	INSEE 2019

Summary of Financial Liabilities by Type

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2017	—	1,181	1,534	128	2,843
Collection	—	—	—	—	—
Amortized cost	—	—	—	—	—
Repayment	—	—	(735)	(89)	(824)
FX rate impact	—	—	—	—	—
As of December 31, 2018	—	1,181	799	39	2,019
Collection	—	—	—	38	38
Fair value of embedded derivatives	—	—	—	—	—
Amortized cost	—	140	—	—	140
Repayment	—	—	(738)	—	(738)
Reclassification	—	—	—	(39)	(39)
FX rate impact	—	—	—	—	—
As of December 31, 2019	—	1,321	61	38	1,420
Collection	14,155	2,979	10,000	—	27,134
Fair value of embedded derivatives	(1,070)	—	—	—	(1,070)
Amortized cost	1,684	121	20	—	1,825
Conversion	(12,600)	—	—	—	(12,600)
Repayment	—	—	(62)	—	(62)
FX rate impact	—	—	—	(3)	(3)
As of December 31, 2020	2,169	4,421	10,019	35	16,644

Summary of Financial Liabilities by Maturity
Financial liabilities by maturity

December 31, 2018 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,181	1,181
Bank loans	737	62	—	—	799
Other	39	—	—	—	39
Total financial liabilities	776	62	—	1,181	2,019

December 31, 2019 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,321	1,321
Bank loans	62	—	—	—	62
Other	—	—	38	—	38
Total financial liabilities	62	—	38	1,321	1,421

December 31, 2020 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	2,169	—	—	—	2,169
Conditional advances	—	—	—	4,421	4,421
Bank loans	96	3,768	4,069	2,086	10,019
Other	—	35	—	—	35
Total financial liabilities	2,265	3,803	4,069	6,507	16,644

Summary of derivative financial instruments
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	At the issuance date					12/31/2020
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Number of convertible notes	60	60	60	60	60	48
Estimated conversion price	€7.51	€5.77	€6.04	€8.31	€7.02	€6.75
Expected term	2 months	2 months	1 month, 15 days	1 month, 15 days	1 month, 15 days	1 month
Fair value (in thousands of euros)	158	161	159	159	159	129
Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	At the issuance date					12/31/2020
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Number of warrants	33,670	33,670	33,670	33,670	33,670	168,350
Price of the underlying share	€7.88	€6.08	6.36	8.75	7.39	7.11
Expected dividends	—%	—%	—%	—%	—%	—%
Volatility	44%	44%	53%	54%	55%	58%
Expected term	2 years, 6 months	2 years, 5 months	2 years, 1 month	2 years, 1 month	2 years	2 years
Fair value (in thousands of euros)	60	28	40	86	60	288

Sensitivity Analysis For The Valuation Of Warrants
A change in the following assumptions used for the valuation of the warrants could change the fair value as follows.

(in thousands of euros)	Price of the underlying share
Volatility	-10%	7.11	+10%
- 10 percentage points	165	221	284
58%	226	288	357
+10 percentage points	286	355	428

Schedule of Lease Liability After Adoption of IFRS16

(in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

Summary of Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2018	—
First application of IFRS 16	7,734
Allowance received from a lessor (1)	1,866
Increase without cash impact (2)	4,121
Repayment	(978)
Decrease without cash impact (2)	(339)
FX rate impact	108
Capitalized interests	149
Reclassification	42
As of December 31, 2019	12,703
Allowance received from a lessor (1)	188
Increase without cash impact	98
Repayment	(1,615)
Decrease without cash impact	—
FX rate impact	(570)
Capitalized interests	—
Reclassification	—
As of December 31, 2020	10,804
(1)Allowance received for fixture and fittings for Princeton manufacturing facility.
(2)Linked to the partial relocation of the French team in new facilities in July and a decrease in the rental space of a building lease of the previous property lease.

Summary of Lease Liabilities By Maturity
Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2019	1,425	3,411	2,525	5,342	12,703
As of December 31, 2020	1,607	2,949	2,202	4,046	10,804

Summary of Trade Payables and Other Current Liabilities

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Vendors	13,403	5,074	4,706
Vendors - accruals	3,253	8,701	16,204
Total trade and other payables	16,656	13,775	20,910
Social liabilities, taxation and social security	3,148	3,628	4,149
Fixed assets payables	—	726	86
Deferred revenue	16	61	148
Other payables	53	95	53
Total other current liabilities	3,217	4,510	4,436

Summary of financial instruments recognized in the Consolidated Statement of Financial Position

As of December 31, 2018 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents (2)	134,371	134,371				134,371
Total financial assets	149,558	134,371		15,187	—	149,558
Financial liabilities - non current portion (3)	1,243				1,243	1,243
Financial liabilities - current portion (3)	776				776	776
Trade and other payables	16,656				16,656	16,656
Total financial liabilities	18,675	—		—	18,675	18,675

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	718			718		718
Other current financial assets	41			41		41
Trade and other receivables	36			36		36
Other current assets	5,788			5,788		5,788
Cash and cash equivalents (2)	73,173	73,173				73,173
Total financial assets	79,756	73,173	—	6,583	—	79,756
Financial liabilities - non current portion (3)	1,321				1,321	1,321
Lease liabilities - non current portion (4)	11,278				11,278	11,278
Financial liabilities - current portion (3)	99				99	99
Lease liabilities - current portion (4)	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449
Total financial liabilities	32,347	—	—	—	32,347	32,347

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	1,091			1,091		1,091
Other current financial assets	59			59		59
Trade and other receivables	4			4		4
Other current assets	4,330			4,330		4,330
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	49,930	44,446	—	5,484	—	49,930
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities	4,289				4,289	4,289
Total financial liabilities	53,064	417	—	—	52,647	53,064
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.